UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-21529

                             The Gabelli Global Utility & Income Trust

(Exact name of registrant as specified in charter)

One Corporate Center

                    Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Global Utility & Income Trust First Quarter Report — March 31, 2013	Mario J. Gabelli, CFA Portfolio Manager

To Our Shareholders,

For the quarter ended March 31, 2013, the net asset value (“NAV”) total return of The Gabelli Global Utility & Income Trust (the “Fund”) was 8.5%, compared with a total return of 13.0% for the Standard & Poor’s (“S&P”) 500 Utilities Index. The total return for the Fund’s publicly traded shares was 3.6%. The Fund’s NAV per share was $21.86, while the price of the publicly traded shares closed at $21.33 on the NYSE MKT. See below for additional performance information.

Enclosed is the schedule of investments as of March 31, 2013.

Comparative Results

Average Annual Returns through March 31, 2013 (a) (Unaudited)
	Quarter	1 Year	3 Year	5 Year	Since Inception (05/28/04)
Gabelli Global Utility & Income Trust
NAV Total Return (b)	8.48%	12.64%	10.05%	5.41%	7.83%
Investment Total Return (c)	3.61	6.20	9.03	7.58	7.42
S&P 500 Utilities Index	13.02	16.37	14.49	5.02	10.20
Lipper Utility Fund Average	11.78	18.83	14.67	5.79	10.74
S&P 500 Index	10.61	13.96	12.67	5.81	6.06
(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The S&P 500 Utilities Index is an unmanaged indicator of electric and gas utility stock performance. The Lipper Utility Fund Average reflects the average performance of open-end mutual funds classified in this particular category. The S&P 500 Index is an unmanaged indicator of stock market performance. Dividends are considered reinvested. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and are net of expenses. Since inception return is based on an initial NAV of $19.06.

(c)

Total returns and average annual returns reflect changes in closing market values on the NYSE MKT and reinvestment of distributions. Since inception return is based on an initial offering price of $20.00.

The Gabelli Global Utility & Income Trust

Schedule of Investments — March 31, 2013 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 93.8%
	ENERGY AND UTILITIES — 64.4%
	Energy and Utilities: Alternative Energy — 0.2%
	U.S. Companies
6,000	Ormat Technologies Inc.	$123,900

	Energy and Utilities: Electric Transmission and Distribution — 2.6%
	Non U.S. Companies
5,000	Algonquin Power & Utilities Corp.	36,620
8,775	National Grid plc, ADR	509,038
5,000	Red Electrica Corporacion SA	251,564

	U.S. Companies
2,000	Consolidated Edison Inc.	122,060
38,000	Pepco Holdings Inc.	813,200

		1,732,482

	Energy and Utilities: Integrated — 45.5%
	Non U.S. Companies
150,000	A2A SpA	89,082
6,500	Areva SA†	95,985
3,000	BP plc, ADR	127,050
9,000	Chubu Electric Power Co. Inc.	109,375
152,000	Datang International Power Generation Co. Ltd., Cl. H	67,164
1,200	E.ON SE	20,951
9,000	E.ON SE, ADR	157,950
9,760	EDP - Energias de Portugal SA, ADR	302,560
10,000	Electric Power Development Co. Ltd.	254,209
6,000	Emera Inc.	207,314
10,000	Endesa SA	211,314
70,000	Enel SpA	228,452
28,000	Enersis SA, ADR	538,720
210,000	Hera SpA	369,597
12,000	Hokkaido Electric Power Co. Inc.†	122,377
12,000	Hokuriku Electric Power Co.	147,745
14,000	Huaneng Power International Inc., ADR	591,360
91,923	Iberdrola SA	428,083
5,000	Iberdrola SA, ADR	93,850
26,000	Korea Electric Power Corp., ADR†	353,340
12,000	Kyushu Electric Power Co. Inc.†	122,122
10,000	Shikoku Electric Power Co. Inc.†	142,136
10,000	The Chugoku Electric Power Co. Inc.	130,345
18,000	The Kansai Electric Power Co. Inc.†	170,372
10,000	Tohoku Electric Power Co. Inc.†	79,460
2,000	Verbund AG	43,352

	U.S. Companies
2,000	ALLETE Inc.	98,040
20,000	Ameren Corp.	700,400
30,000	American Electric Power Co. Inc.	1,458,900

Shares		Market Value
1,500	Avista Corp.	$41,100
7,000	Black Hills Corp.	308,280
500	Cleco Corp.	23,515
500	CMS Energy Corp.	13,970
10,000	Dominion Resources Inc.	581,800
27,000	Duke Energy Corp.(a)	1,959,930
4,000	El Paso Electric Co.	134,600
1,334	FirstEnergy Corp.	56,295
35,000	Great Plains Energy Inc.	811,650
22,000	Hawaiian Electric Industries Inc.	609,620
29,500	Integrys Energy Group Inc.	1,715,720
13,000	MGE Energy Inc.	720,720
14,000	NextEra Energy Inc.	1,087,520
45,000	NiSource Inc.	1,320,300
50,000	Northeast Utilities(a)	2,173,000
13,000	NorthWestern Corp.	518,180
19,500	OGE Energy Corp.	1,364,610
14,000	Otter Tail Corp.	435,960
1,000	PG&E Corp.	44,530
16,000	Pinnacle West Capital Corp.	926,240
4,200	PPL Corp.	131,502
32,000	Public Service Enterprise Group Inc.	1,098,880
18,000	SCANA Corp.	920,880
2,000	TECO Energy Inc.	35,640
30,000	The AES Corp.	377,100
2,000	The Empire District Electric Co.	44,800
40,000	The Southern Co.	1,876,800
14,000	UNS Energy Corp.	685,160
15,000	Vectren Corp.	531,300
38,000	Westar Energy Inc.	1,260,840
10,000	Wisconsin Energy Corp.	428,900
34,000	Xcel Energy Inc.	1,009,800

		30,710,747

	Energy and Utilities: Natural Gas Integrated — 4.9%
	Non U.S. Companies
80,000	Snam SpA	364,662

	U.S. Companies
1,000	Energen Corp.	52,010
16,748	Kinder Morgan Inc.	647,813
18,000	National Fuel Gas Co.	1,104,300
4,000	ONEOK Inc.	190,680
30,000	Spectra Energy Corp.	922,500

		3,281,965

	Energy and Utilities: Natural Gas Utilities — 3.5%
	Non U.S. Companies
1,500	Enagas SA	34,927
1,890	GDF Suez	36,389
11,454	GDF Suez, ADR	220,604
6,867	GDF Suez, Strips†(b)	9

See accompanying notes to schedule of investments.

The Gabelli Global Utility & Income Trust

Schedule of Investments (Continued) — March 31, 2013 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	ENERGY AND UTILITIES (Continued)
	Energy and Utilities: Natural Gas Utilities (Continued)
	U.S. Companies
16,764	AGL Resources Inc.	$703,250
11,000	Atmos Energy Corp.	469,590
2,500	Chesapeake Utilities Corp.	122,625
4,500	Piedmont Natural Gas Co. Inc.	147,960
9,000	Southwest Gas Corp.	427,140
5,000	The Laclede Group Inc.	213,500

		2,375,994

	Energy and Utilities: Oil — 2.0%
	Non U.S. Companies
1,000	Niko Resources Ltd.	6,290
1,000	PetroChina Co. Ltd., ADR	131,820
5,000	Petroleo Brasileiro SA, ADR	82,850
9,000	Royal Dutch Shell plc, Cl. A, ADR	586,440

	U.S. Companies
2,000	Chevron Corp.	237,640
2,000	ConocoPhillips.	120,200
2,000	Devon Energy Corp.	112,840
1,000	Exxon Mobil Corp.	90,110

		1,368,190

	Energy and Utilities: Services — 0.9%
	Non U.S. Companies
10,000	ABB Ltd., ADR	227,600
25,000	Weatherford International Ltd.†	303,500
	U.S. Companies
2,500	Halliburton Co.	101,025

		632,125

	Energy and Utilities: Water — 3.9%
	Non U.S. Companies
2,000	Consolidated Water Co. Ltd.	19,800
49,000	Severn Trent plc	1,274,642
37,090	United Utilities Group plc	399,287

	U.S. Companies
8,666	Aqua America Inc.	272,459
5,400	California Water Service Group	107,460
4,000	Middlesex Water Co.	78,080
17,000	SJW Corp.	450,500

		2,602,228

	Diversified Industrial — 0.4%
	Non U.S. Companies
9,000	Bouygues SA	244,116

Shares		Market Value
	Environmental Services — 0.1%
	Non U.S. Companies
500	Suez Environnement Co.	$6,377
7,000	Veolia Environnement SA	88,276

		94,653

	Independent Power Producers and Energy Traders —0.4%
	U.S. Companies
9000	NRG Energy Inc.	238,410

	TOTAL ENERGY AND UTILITIES	43,404,810

	COMMUNICATIONS — 24.7%
	Cable and Satellite — 8.4%
	Non U.S. Companies
35,000	British Sky Broadcasting Group plc	469,588
10,000	Cogeco Inc.	416,892
2,500	Rogers Communications Inc., Cl. B	127,650
	U.S. Companies
2,000	AMC Networks Inc., Cl. A†	126,360
21,000	Cablevision Systems Corp., Cl. A	314,160
13,000	Comcast Corp., Cl. A, Special	515,060
26,000	DIRECTV†	1,471,860
32,000	DISH Network Corp., Cl. A	1,212,800
6,000	EchoStar Corp., Cl. A†	233,820
5,500	Liberty Global Inc., Cl. A†	403,700
5,500	Liberty Global Inc., Cl. C†	377,465

		5,669,355

	Telecommunications — 13.2%
	Non U.S. Companies
25,000	BCE Inc.	1,167,250
5,000	Belgacom SA	124,308
2,102	Bell Aliant Inc.(c)	55,388
25,000	BT Group plc, ADR	1,050,750
38,000	Deutsche Telekom AG, ADR	402,040
4,000	France Telecom SA, ADR	40,640
15,000	Koninklijke KPN NV, ADR	50,850
8,000	Manitoba Telecom Services Inc.	259,881
29,651	Orascom Telecom Holding SAE, GDR†(d)	94,290
29,651	Orascom Telecom Media and Technology Holding SAE, GDR(c) 14,232
50,000	Portugal Telecom SGPS SA	247,654
1,200	Swisscom AG	555,188
10,000	Telecom Italia SpA	7,063
9,300	Telefonica Brasil SA, ADR	248,124
49,263	Telefonica SA, ADR	665,543
20,000	Telekom Austria AG	131,236
20,000	Telenet Group Holding NV	989,079
16,000	VimpelCom Ltd., ADR	190,240

See accompanying notes to schedule of investments.

The Gabelli Global Utility & Income Trust

Schedule of Investments (Continued) — March 31, 2013 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	COMMUNICATIONS (Continued)
	Telecommunications (Continued)
	U.S. Companies
27,000	AT&T Inc.	$990,630
70,000	Sprint Nextel Corp.†	434,700
4,500	Telephone & Data Systems Inc.	94,815
22,000	Verizon Communications Inc.	1,081,300

		8,895,201

	Wireless Communications — 3.1%
	Non U.S. Companies
1,000	America Movil SAB de CV, Cl. L, ADR	20,960
400,000	Cable & Wireless Communications plc	254,904
12,000	Millicom International Cellular SA, SDR	958,483
4,000	Mobile TeleSystems OJSC, ADR	82,960
11,000	Turkcell Iletisim Hizmetleri A/S, ADR†	183,040
13,000	Vodafone Group plc, ADR	369,330

	U.S. Companies
7,000	United States Cellular Corp.†	252,000

		2,121,677

	TOTAL COMMUNICATIONS	16,686,233

	OTHER — 4.7%
	Aerospace — 2.3%
	Non U.S. Companies
90,000	Rolls-Royce Holdings plc	1,545,288

	Building and Construction — 0.0%
	Non U.S. Companies
500	Acciona SA	27,259

	Business Services — 0.1%
	Non U.S. Companies
4,000	Sistema JSFC, GDR(d)	73,440

	Entertainment — 1.2%
	Non U.S. Companies
38,000	Vivendi SA	784,969

	Metals and Mining — 0.5%
	Non U.S. Companies
6,200	Compania de Minas Buenaventura SA, ADR	160,952

	U.S. Companies
10,000	Peabody Energy Corp.	211,500

		372,452

	Real Estate — 0.3%
	Non U.S. Companies
6,000	Brookfield Asset Management Inc., Cl. A	218,940

Shares		Market Value
	Transportation — 0.3%
	U.S. Companies
3,500	GATX Corp.	$181,895

	TOTAL OTHER	3,204,243

	TOTAL COMMON STOCKS	63,295,286

	CONVERTIBLE PREFERRED STOCKS — 0.2%
	COMMUNICATIONS — 0.1%
	Telecommunications — 0.1%
	U.S. Companies
2,000	Cincinnati Bell Inc., 6.750% Cv. Pfd., Ser. B	90,720

	OTHER — 0.1%
	Transportation — 0.1%
	U.S. Companies
200	GATX Corp., $2.50 Cv. Pfd., Ser. A (b)	51,970

	TOTAL CONVERTIBLE PREFERRED STOCKS	142,690

	WARRANTS — 0.2%
	ENERGY AND UTILITIES — 0.1%
	Energy and Utilities: Natural Gas Integrated — 0.1%
	U.S. Companies
14,000	Kinder Morgan Inc., expire 05/25/17†	71,960

	COMMUNICATIONS — 0.1%
	Wireless Communications — 0.1%
	Non U.S. Companies
4,000	Bharti Airtel Ltd., expire 09/19/13†(c)	21,500
2,000	Bharti Airtel Ltd., expire 09/29/14†(c)	10,750

		32,250

	TOTAL WARRANTS	104,210

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 5.8%
$3,905,000	U.S. Treasury Bills, 0.050% to 0.150%††, 04/25/13 to 09/12/13	3,904,155

	TOTAL INVESTMENTS — 100.0%
	(Cost $51,148,232)	$67,446,341

See accompanying notes to schedule of investments.

The Gabelli Global Utility & Income Trust

Schedule of Investments (Continued) — March 31, 2013 (Unaudited)

Value

Aggregate tax cost	$51,225,310

Gross unrealized appreciation	$19,442,238
Gross unrealized depreciation	(3,221,207)

Net unrealized appreciation/depreciation	$16,221,031

Notional Amount		Termination Date	Unrealized Appreciation
	EQUITY CONTRACT FOR DIFFERENCE SWAP AGREEMENTS
$818,090	Rolls-Royce Holdings plc(e)	06/27/13	$40,006

(50,000 Shares)

(a)	Securities, or a portion thereof, with a value of $2,393,590, is reserved and/or pledged with the custodian for current or potential holdings of equity contract for difference swap agreements.

(b)

Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At March 31, 2013, the market value of fair valued securities amounted to $51,979 or 0.08% of total investments.

(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, the market value of Rule 144A securities amounted to $101,870 or 0.15% of total investments.

(d)

Security purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2013, the market value of Regulation S securities amounted to $167,730 or 0.25% of total investments, which were valued under methods approved by the Board of Trustees as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	03/31/13 Carrying Value Per Unit
29,651	Orascom Telecom Holding SAE, GDR	12/01/08	$111,809	$3.1800
4,000	Sistema JSFC, GDR	09/05/06	95,619	18.3600
(e)	At March 31, 2013, the Fund had entered into equity contract for difference swap agreements with The Goldman Sachs Group, Inc.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSFC	Joint Stock Financial Corporation
OJSC	Open Joint Stock Company
SDR	Swedish Depositary Receipt
Strips	Regular income payment portion of the security traded separately from the principal portion of the security.

Geographic Diversification	%of Market Value	Market Value
North America	71.0%	$47,892,828
Europe	23.6	15,951,758
Japan	1.9	1,278,143
Asia/Pacific	1.7	1,143,683
Latin America	1.6	1,071,406
Africa/Middle East	0.2	108,523

Total Investments	100.0%	$67,446,341

See accompanying notes to schedule of investments.

The Gabelli Global Utility & Income Trust

Notes to Schedule of Investments (Unaudited)

The Fund’s schedule of investments is prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
—	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

The Gabelli Global Utility & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of March 31, 2013 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 3/31/13
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$63,295,286	—	$63,295,286
Convertible Preferred Stock
COMMUNICATIONS
Telecommunications
U.S. Companies	90,720	—	90,720
OTHER
Transportation
U.S. Companies	—	$51,970	51,970
Total Convertible Preferred Stocks	90,720	51,970	142,690
Warrants(a)	71,960	32,250	104,210
U.S. Government Obligations	—	3,904,155	3,904,155
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$63,457,966	$3,988,375	$67,446,341
OTHER FINANCIAL INSTRUMENTS:*
ASSETS (Unrealized Appreciation):
EQUITY CONTRACT
Contract for Difference Swap Agreement	$—	$40,006	$40,006

(a)	Please refer to the Schedule of Investments (“SOI”) for the industry classifications of these portfolio holdings.
*	Other financial instruments are derivatives reflected in the SOI, such as futures, forwards, and swaps, which are valued at the unrealized appreciation/depreciation of the instrument.

The Fund did not have transfers between Level 1 and Level 2 during the period ended March 31, 2013. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments held at March 31, 2013 or December 31, 2012.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or

The Gabelli Global Utility & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at March 31, 2013, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

The Gabelli Global Utility & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

The Fund has entered into an equity contract for difference swap agreement with The Goldman Sachs Group, Inc. Details of the swap at March 31, 2013 are reflected within the Schedule of Investments and further details are as follows:

Notional Amount	Equity Security Received	Interest Rate/ Equity Security Paid	Termination Date	Net Unrealized Appreciation
	Market Value Appreciation on:	One month LIBOR plus 90 bps plus Market Value Depreciation on:
$818,090 (50,000 Shares)	Rolls-Royce Holdings plc	Rolls-Royce Holdings plc	6/27/13	$40,006

Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. At March 31, 2013, the Fund held no investments in forward foreign exchange contracts.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (“CFTC”). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. Due to the recent amendments to Rule 4.5 under the CEA, certain trading restrictions are now applicable to the Fund as of January 1, 2013. These trading restrictions permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future, the Fund will be more limited in its ability to use these

The Gabelli Global Utility & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. As a result of the rule, post-enactment capital losses that are carried forward will retain their character as either short term or long term capital losses rather than being considered all short term as under previous law.

THE GABELLI GLOBAL UTILITY & INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman and Chief Executive Officer of GAMCO Investors, Inc. that he founded in 1976 and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia University Graduate School of Business, and an Honorary Doctorate Degree from Roger Williams University in Rhode Island.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGLUX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares.

THE GABELLI GLOBAL UTILITY & INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com
GABELLI.COM

TRUSTEES

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Mario d’Urso

Former Italian Senator

Vincent D. Enright

Former Senior Vice President &

Chief Financial Officer,

KeySpan Corp.

Michael J. Melarkey

Partner,

Avansino, Melarkey, Knobel,

Mulligan & McKenzie

Salvatore M. Salibello, CPA

Partner,

BDO Seidman, LLP

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President &

Acting Chief Compliance Officer

Agnes Mullady

Treasurer & Secretary

David I. Schachter

Vice President

Adam E. Tokar

Vice President & Ombudsman

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

State Street Bank and Trust

Company

COUNSEL

Skadden, Arps, Slate, Meagher
& Flom LLP

TRANSFER AGENT AND
REGISTRAR

ComputershareTrust Company, N.A.

GLU Q1/2013

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      The Gabelli Global Utility & Income Trust

By (Signature and Title)*         /s/ Bruce N. Alpert

                                                   Bruce N. Alpert, Principal Executive Officer

Date     5/28/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Bruce N. Alpert

                                                   Bruce N. Alpert, Principal Executive Officer

Date     5/28/2013

By (Signature and Title)*         /s/ Agnes Mullady

                                                   Agnes Mullady, Principal Financial Officer and Treasurer

Date     5/28/2013

* Print the name and title of each signing officer under his or her signature.